Property and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment
Property and equipment consisted of the following as of December 31, 2018 and 2017 (in thousands):

	December 31,
	2018	2017
Furniture and fixtures	$1,127	$1,035
Office equipment	632	493
Machinery and lab equipment	27,690	19,868
Leasehold improvements	9,001	7,327
Construction in progress	1,221	—
	39,671	28,723
Less accumulated depreciation	(15,287)	(9,378)
	$24,384	$19,345

Depreciation expense for the years ended December 31, 2018, 2017 and 2016 was $6.0 million, $4.5 million and $2.0 million, respectively.